Ivy VIP Securian Real Estate Securities
Summary Prospectus | April 30, 2020
CLASS II SHARES

Before you invest, you may want to review the Portfolio's prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio's prospectus and other information about the Portfolio (including the Portfolio's Statement of Additional Information (SAI)) online at www.ivyinvestments.com/vip-prospectus. You also can get this information at no cost by calling (888) 923-3355 or by sending an e-mail request to
prospectus.request@waddell.com. This information also is available from your investment provider. The Portfolio's prospectus and SAI dated April 30,
2020 (as each may be amended or supplemented) are incorporated herein by reference. This summary prospectus is intended for use in connection with certain life insurance policies and variable annuity contracts offered by certain select insurance companies (Participating Insurance Companies) and is not intended for use by other investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (SEC), you may not be receiving paper copies of the Portfolios’ Annual or Semiannual Shareholder Reports by mail, unless you specifically request paper copies of the reports from the insurance company that offers your variable annuity or variable life insurance contract or from your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a shareholder report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by following the instructions provided by the insurance company or by contacting your financial intermediary.
You may elect to receive all future shareholder reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
Objective
To seek to provide total return through capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.
Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that you pay each year as a % of the value of your investment)	Class II
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Total Annual Portfolio Operating Expenses	1.35%
Fee Waiver and/or Expense Reimbursement[1]	0.09%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.26%
[1]	Through April 30, 2021, Ivy Investment Management Company (IICO), the Portfolio’s investment manager has contractually agreed to reduce the management fees paid by the Portfolio by an annual rate of 0.09% of average daily net assets. Prior to that date, the reduction may not be terminated without the consent of the Board of Trustees (Board).

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.
The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the management fee reduction for the period indicated above. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class II	$128	$419	$731	$1,616
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 54% of the average value of its portfolio.
Principal Investment Strategies
Ivy VIP Securian Real Estate Securities seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in the securities of companies in the real estate or real estate-related industries. “Real estate” securities include securities of issuers that receive at least 50% of their gross revenue from the construction, ownership, leasing, management, financing or sale of residential, commercial or industrial real estate. “Real estate-related” securities include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. The Portfolio does not directly invest in real estate.
Most of the Portfolio’s real estate securities portfolio consists of securities issued by real estate investment trusts (REITs) and other real estate operating companies (REOCs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation (or a trust or association that otherwise would be taxable as a domestic corporation) that invests in real estate, mortgages on real estate or shares issued by other REITs and qualifies for pass-through federal income tax treatment provided it meets certain conditions, including the requirement that it distribute at least 90% of its taxable income. A REOC is a corporation or partnership (or an entity classified as such for federal tax purposes) that makes similar investments, except that a REOC has not elected or qualified to be taxed as a REIT and, therefore, among other differences, does not have a requirement to distribute any of its taxable income. REOCs also are more flexible than REITs in terms of what types of real estate investments they can make. At times, the Portfolio may invest a significant portion of its total assets in a limited number of issuers.
The Portfolio’s investment subadviser, Securian Asset Management, Inc. (Securian AM), primarily utilizes a bottom-up (researching individual issuers) fundamental stock-picking approach in selecting what it believes are high-quality securities for investment by the Portfolio, which may include consideration of factors such as an issuer’s financial condition and valuation, financial performance, quality of management, policies and strategies, real estate properties and competitive market condition. Other key attributes considered include an issuer’s liquidity, transparency, diversification, return history and cash flow growth potential, as well as portfolio quality, market exposure, capital structure, business strategy risk, income volatility and corporate governance. The Portfolio then generally invests in those issuers that Securian AM believes have potential for long-term sustainable growth in earnings, or those trading at discounts to the underlying value of assets owned. Securian AM also seeks companies it believes have strong profitability and the ability to provide a strong return on investment, a dominant market position, stable property management and high-quality buildings and building maintenance. As part of its investment process, Securian AM also considers macro-economic and technical factors impacting real estate securities.
Securian AM considers various indicators in determining to sell a security, which may include the following: relative valuation is no longer compelling and operating conditions and/or performance are not sustainable; company fundamentals have deteriorated or do not meet expectations; a company-specific catalyst has matured and has been promptly reflected in the company’s stock price; and/or the economics or financial outlook of the real estate industry has weakened. Securian AM also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Principal Investment Risks
As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program.
A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:
■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
■	Concentration Risk. Because the Portfolio invests more than 25% of its total assets in the real estate-related industry, the Portfolio’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. In addition, the Portfolio’s performance may be more volatile than an investment in a portfolio of broad market securities and may underperform the market as a whole, due to the relatively limited number of issuers of real estate-related securities.
■	Holdings Risk. The Portfolio typically holds a limited number of stocks, and the Portfolio’s managers also tend to invest a significant portion of the Portfolio’s total assets in a limited number of stocks. As a result, the appreciation or depreciation of any one security held by the Portfolio may have a greater impact on the Portfolio’s NAV than it would if the Portfolio invested in a larger number of securities.
■	Income Risk. The risk that the Portfolio may experience a decline in its income due to falling interest rates, earnings declines, or income decline within a security. The amount and rate of distributions that the Portfolio’s shareholders receive are affected by the income that the Portfolio receives from its portfolio holdings. If the income is reduced, distributions by the Portfolio to shareholders may be less.
■	Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Portfolio’s securities, especially securities with longer maturities. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Portfolio’s debt securities to interest rate risk will increase with any increase in the duration of those securities. A decline in interest rates may cause the Portfolio to experience a decline in its income. Interest rates in the U.S. recently have been at, and remain near, historic lows, which may increase the Portfolio’s exposure to risks associated with rising rates. The Portfolio may be subject to heightened interest rate risk as a result of a rise or anticipated rise in interest rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.
■	Management Risk. Portfolio performance is primarily dependent on Securian AM's skill in evaluating and managing the Portfolio’s holdings. There can be no guarantee that its decisions will produce the desired results, and the Portfolio may not perform as well as other similar mutual funds.
■	Market Risk. Markets can be volatile, and stock prices change daily, sometimes rapidly or unpredictably. As a result, the Portfolio’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Portfolio will rise in value. At times, the Portfolio may hold a relatively high percentage of its assets in stocks of a particular market sector, which would subject the Portfolio to proportionately higher exposure to the risks of that sector. Additionally, global economies and financial markets are becoming increasingly interconnected, meaning that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. In addition, certain events, such as natural disasters, terrorist attacks, war, regional or global instability and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
■	Real Estate Industry Risk. Investment risks associated with investing in real estate securities, in addition to other risks, include rental income fluctuation, depreciation, property tax value changes, differences in real estate market values, overbuilding and extended vacancies, increased competition, operating expenses or zoning laws, costs of environmental clean-up or damages from natural disasters, cash flow fluctuations, and defaults by borrowers and tenants.
■	REIT-Related Risk. The value of the Portfolio’s securities of a REIT may be adversely affected by changes in the value of the REIT’s underlying property or the property secured by mortgages the REIT holds, loss of the REIT’s federal tax status or changes in laws and/or rules related to that status, or the REIT’s failure to maintain its exemption from registration under the 1940 Act. In addition, the Portfolio may experience a decline in its income from REIT securities due to falling interest rates or decreasing dividend payments.
■	REOC-Related Risk. REOCs are not required to pay any specific level of income as dividends, and there is no minimum restriction on the number of owners or limits on ownership concentration. The value of the Portfolio’s REOC securities may be adversely affected by certain of the same factors that adversely affect REITs. In addition, a corporate REOC does not qualify for the favorable federal tax treatment that is accorded a REIT. In addition, the Portfolio may experience a decline in its income from REOC securities due to falling interest rates or decreasing dividend payments.
Performance
The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for Class II shares of the Portfolio. The table shows the average annual total returns for Class II shares of the Portfolio and also compares the Portfolio’s returns with those of a broad-based securities market index and a Morningstar peer group (comprised of a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.
Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.
The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call (888) 923-3355 for the Portfolio’s updated performance.
Chart of Year-by-Year Returns
as of December 31 each year
In the period shown in the chart, the highest quarterly return was 15.18% (the fourth quarter of 2011) and the lowest quarterly return was -16.75% (the third quarter of 2011).
Average Annual Total Returns
as of December 31, 2019	1 Year	5 Years	10 Years
Class II	24.43%	6.23%	10.96%
Indexes
FTSE Nareit Equity REITs Index (reflects no deduction for fees, expenses or taxes)	26.00%	7.21%	11.94%
Morningstar Real Estate Category Average (net of fees and expenses)	27.28%	6.81%	11.30%
Investment Adviser
The Portfolio is managed by Ivy Investment Management Company (IICO) and subadvised by Securian Asset Management, Inc. (Securian AM).
Portfolio Managers
Lowell R. Bolken, Vice President and Portfolio Manager of Securian AM, has managed the Portfolio since April 2006; Matthew K. Richmond, Vice President and Portfolio Manager of Securian AM, has managed the Portfolio since January 2014; and Joshua M. Klaetsch, Portfolio Manager of Securian AM, has managed the Portfolio since April 2018.
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies (PICs) to fund benefits payable under the Policies.
The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after your order is received in good order on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information
Because the Portfolio’s only shareholders are separate accounts of PICs, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies). See the prospectus for your Policy for further tax information.
Payments to Broker-Dealers and other Financial Intermediaries
The Portfolio and its related companies may make payments to a PIC (or its affiliates), a broker-dealer, or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the PIC, a broker-dealer, or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a PIC to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

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